Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other payable to related parties	¥ 4,610	¥ 1,735
Accrued expenses	7,147	5,515
Other taxes payable	2,359	1,984
Total	¥ 14,116	¥ 9,234